Condensed Consolidated Statements of Comprehensive Income (deficit) (USD $) In Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Company's stockholders:
Net income attributable to Company's stockholders	$ 4,935	$ 6,452	$ 6,038	$ 18,213	$ 11,347
Cumulative translation adjustments	(7,486)	1,581	3,352	(4,718)	1,507
Available-for-sale securities
Gross balance as of the period/year end		(13)	1	(14)	5
Tax (expense) benefit		11		11	(4)
Unrealized gain (loss) - available-for-sale securities, net		(2)	1	(3)	1
Surplus (deficit) accrued pension plan
Gross balance as of the period/year end	(467)	(195)	344	(479)	294
Tax (expense) benefit	150	63	(126)	150	(102)
Surplus (deficit) accrued pension plan, net	(317)	(132)	218	(329)	192
Cash flow hedge
Gross balance as of the period	123	138	20	275	148
Tax (expense) benefit	26	3	(33)	20	(41)
Cash flow hedge, net	149	141	(13)	295	107
Total comprehensive income attributable to Company's stockholders	(2,719)	8,040	9,596	13,458	13,154
Noncontrolling interests:
Net income attributable to noncontrolling interests	(24)	(58)	37	(134)	58
Cumulative translation adjustments	(269)	40	211	(283)	189
Pension plan	(1)	5		4
Cash flow hedge				1	35
Total comprehensive income (deficit) attributable to Noncontrolling interests	(294)	(13)	248	(412)	282
Total comprehensive income	$ (3,013)	$ 8,027	$ 9,844	$ 13,046	$ 13,436